Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Basis of Consolidation [Policy Text Block]
a)	BASIS OF CONSOLIDATION

These consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (``US GAAP``).

The Company’s consolidated financial statements include the accounts of the Company and its wholly- owned subsidiary Gentor International Limited. Gentor International Limited was incorporated on December 12, 2011 under the laws of the British Virgin Islands. All of the outstanding shares of Gentor Resources Limited, which was incorporated on November 19, 2009 under the laws of the British Virgin Islands and changed its name from APM Mining Limited on April 30, 2010 following its acquisition by the Company on March 8, 2010, were sold by the Company in July 2014 and therefore its operations have been presented as a discontinued operation (note 9). Intercompany balances and transactions have been eliminated in preparing the consolidated financial statements.

Mineral Properties and Exploration Costs [Policy Text Block]
b)	MINERAL PROPERTIES AND EXPLORATION COSTS

Exploration costs pertaining to mineral properties with no proven reserves are charged to operations as incurred. When it is determined that mineral properties can be economically developed as a result of establishing proven and probable reserves, costs incurred to develop such properties are capitalized. Such costs will be depreciated using the units-of-production method over the estimated life of the proven and probable reserves. The Company is in the exploration stage and has not yet realized any revenue from its planned operations. All exploration expenditures are expensed as incurred.

Capital Assets [Policy Text Block]
c)	CAPITAL ASSETS

Capital assets are recorded at cost less accumulated depreciation. Depreciation is recorded as follows:

Vehicle	-	Straight line over a range of two to four years
Mining equipment	-	Straight line over four years
Office equipment	-	Straight line over four years
Furniture and fixtures	-	20% declining balance basis
Building	-	Straight line over five years

Asset Impairment [Policy Text Block]
d)	ASSET IMPAIRMENT

The Company monitors events and changes in circumstances which may require an assessment of the recoverability of its long-lived assets. If required, the Company would assess recoverability using estimated undiscounted future operating cash flows of the related asset or asset grouping. Assets are grouped at the lowest levels for which there are identifiable cash flows that are largely independent of the cash flows generated by other asset groups. If the carrying amount of an asset is not recoverable, an impairment loss is recognized in operations, measured by comparing the carrying amount of the asset to its fair value. No impairment losses were recorded during the year ended December 31, 2014 (December 31, 2013 - $17,448,198 and December 31, 2012 - $nil).

Asset Retirement Obligations, Policy [Policy Text Block]

e)	ASSET RETIREMENT OBLIGATIONS

The fair value of the liability of an asset retirement obligation is recorded when it is incurred and the corresponding increase to the asset is depreciated over the estimated life of the asset. The liability is periodically adjusted to reflect changes in the estimated present value resulting from the passage of time and revisions to the estimates of either the timing or amount of the asset retirement obligation. The Company has not identified or recorded any asset retirement obligations on its balance sheet as at December 31, 2014 and December 31, 2013.

Stock Based Compensation [Policy Text Block]
f)	STOCK BASED COMPENSATION

The Company has a stock option plan, which is described in note 10(c). The Company uses the fair value method of accounting for stock options granted to directors, officers and employees whereby the fair value of options granted measured at the grant date is recorded as a compensation expense in the financial statements on a straight line basis over the requisite employee service period (usually the vesting period). Compensation expense on stock options granted to non-employees is measured at the earlier of the completion of performance and the date the options are vested using the fair value method and is recorded as an expense in the same period as if the Company had paid cash for the goods or services received. Any consideration paid by directors, officers, employees and consultants on exercise of stock options or purchase of shares is credited to capital stock. Shares are issued from treasury upon the exercise of stock options. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. For 2014, the Company estimated that all options will vest.

Cash [Policy Text Block]
g)	CASH

Cash consists of bank balances. The Company maintains cash in bank deposit accounts in Canada that at times may exceed Canadian federally insured limits. The Company has not experienced any losses in such accounts.

Foreign Exchange [Policy Text Block]
h)	FOREIGN EXCHANGE

The Company’s functional and reporting currency is United States dollars. The functional currency of the foreign operations is United States dollars and Turkish and Canadian amounts are translated as follows: monetary assets and liabilities are translated at the spot rates of exchange in effect at the end of the period; non-monetary items are translated at historical exchange rates in effect on the dates of the transactions. Revenues and expense items are translated at average rates of exchange in effect during the period, except for depreciation, which is translated at its corresponding historical rate. Realized and unrealized exchange gains and losses are included in the consolidated statements of operations.

Use of Estimates, Policy [Policy Text Block]

i)	USE OF ESTIMATES

The preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of expenses during the reporting period. Actual results could differ from management's best estimates as additional information becomes available in the future. The Company bases its estimates and assumptions on historical experience, current facts, and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. Significant estimates and assumptions include those related to the recoverability of capital assets, estimation of future income taxes, tax loss recoverability, useful lives of depreciable assets, and fair value estimates for stock options and common purchase warrants.

Fair Value of Financial Instruments, Policy [Policy Text Block]
j)	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company follows “Accounting Standards Codification” ASC 820-10 Fair Value Measurements and Disclosures for its financial assets and financial liabilities that are re-measured and reported at fair value at each reporting period.

Fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs utilize data points that are observable in the market such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability and include situations where there is little, if any, market activity. For the year ended December 31, 2014, common share purchase warrants denominated in Canadian dollars were recognized as fair value derivative instruments.

Income Taxes [Policy Text Block]
k)	INCOME TAXES

Deferred income taxes are reported for temporary differences between items of income or expense reported in the financial statements and those reported for income tax purposes, which require the use of the asset/liability method of accounting for income taxes. Deferred income taxes and tax benefits are recognized for the future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases, and for the tax loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using the enacted rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company recognizes deferred taxes for the estimated future tax effects attributable to deductible temporary differences and loss carryforwards when realization is more likely than not. The deferred taxes for the Company amount to nil at the balance sheet date.

ASC 740, “Income Taxes” requires that the Company recognize the impact of a tax position in its financial statements if the position is more likely than not of being sustained upon examination and on the technical merits of the position. At December 31, 2014, the Company has no material unrecognized tax benefits. The Company does not anticipate any material change in the total amount of unrecognized tax benefits to occur within the next twelve months.

Loss per Share [Policy Text Block]

l)	LOSS PER SHARE

Basic loss per share calculations are based on the weighted average number of common shares issued and outstanding during the period. Diluted earnings per share is calculated using the treasury method. The treasury method assumes that outstanding stock options and warrants with an average exercise price below market price of the underlying shares are exercised and the assumed proceeds are used to repurchase common shares of the Company at the average market price of the common shares for the period.

Discontinued Operation [Policy Text Block]
m)	DISCONTINUED OPERATION

A discontinued operation is a component of the Company’s business, the operations and cash flows of which can be clearly distinguished from the rest of the operations. It represents a separate line of business or geographic area of operation that the Company has sold or made a plan to sell. When an operation is classified as a discontinued operation, the Company’s comparative consolidated financial statements must be re-presented as if the operation had been discontinued from the start of the comparative year and shown on the balance sheet as assets held for sale. During the year ended December 31, 2014, the Company sold its operations in Oman. See Note 9.

Accounting Pronouncements Not Yet Effective [Policy Text Block]
n)	ACCOUNTING PRONOUNCEMENTS NOT YET EFFECTIVE

In April 2014, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2014-08, “Presentation of Financial Statements (Topic 205) and Property, Plant and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity” (“ASU 2014-08”). ASU 2014-08 changes the requirements for reporting discontinued operations in Subtopic 205-20. A discontinued operation may include a component of an entity or a group of components of an entity, or a business or nonprofit activity. ASU 2014-08 is effective prospectively for interim and annual periods beginning after December 15, 2014, with early adoption permitted. The Company does not anticipate material impacts on its consolidated financial statements upon adoption.

In June 2014, the FASB issued ASU No. 2014-10, “Development Stage Entities (Topic 915): Elimination of Certain Financial Reporting Requirements, Including an Amendment to Variable Interest Entities Guidance in Topic 810, Consolidation” (“ASU 2014-10”). ASU 2014-10 aims to reduce the cost and complexity associated with the incremental reporting requirement of development stage entities by removing all incremental financial reporting requirements from U.S GAAP for development stage entities. Amendments related to the elimination of inception-to-date information and the other remaining disclosure requirements of Topic 916 should be applied retrospectively except for the clarification to Topic 275, which shall be applied prospectively. For public business entities, the amendments are effective for annual reporting periods beginning after December 15, 2014 and interim periods within. For other entities, the amendments are effective for annual reporting periods beginning after December 15, 2014, and interim reporting periods beginning after December 15, 2015. For public business entities, the amendment eliminating the exception to the sufficiency-of-equity-at-risk criterion for development stage entities in paragraph 810-10-15-16 should be applied retrospectively for annual reporting periods beginning after December 15, 2015, and interim periods therein. For all other entities, the amendments to Topic 810 should be applied retrospectively for annual reporting periods beginning after December 15, 2016, and interim reporting periods beginning after December 15, 2017. The Company did not implement early adoption of this update and is currently evaluating its impact on its consolidated financial statements.

In August 2014, the FASB issued ASU No. 2014-15, “Presentation of Financial Statements – Going Concern (Subtopic 205-40)” (“ASU 2014-15”). This update requires the assessment of an entity’s ability to continue as a going concern to be completed every reporting period, including interim periods. It also defines the term substantial doubt and the disclosure required regarding management plans to avoid or mitigate risks associated with the entity’s ability to continue as a going concern. ASU 2014-15 is effective for annual periods ending after December 15, 2015. The Company did not implement early adoption of this update and is currently evaluating its impact on its consolidated financial statements.